UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21737
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        Credit Suisse Alternative Capital Multi-Strategy Master Fund, LLC
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               (Exact name of registrant as specified in charter)

                                11 Madison Avenue
                               New York, NY 10010
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               (Address of principal executive offices) (Zip code)

                                    PFPC Inc.
                         301 Bellevue Parkway, 2nd Floor
                              Wilmington, DE 19809
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                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 212-325-2000
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                        Date of fiscal year end: March 31
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             Date of reporting period: July 1, 2006 - June 30, 2007
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Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

                               PROXY VOTING RECORD
                    FOR PERIOD JULY 1, 2006 TO JUNE 30, 2007

                                                                                                   Fund's Vote For
                                                                                                      or Against
                                                                                                     Proposal, or
                                                                                                   Abstain; For or
                                                                                           Whether     Withhold     Whether Vote
                       Exchange          Shareholder                       Who Proposed   Fund Cast    Regarding     Was For or
Issuer of               Ticker             Meeting   Summary of Matter   Matter: Issuer/   Vote on    Election of      Against
Portfolio Security      Symbol  CUSIP #     Date         Voted On          Shareholder      Matter     Directors     Management
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Spinnaker Global        N/A     N/A      18-May-07   Modification of           Issuer       YES        FOR           FOR
Opportunity Fund, Ltd.                               terms of Redemptions
                                                     by Holders
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                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant   Credit Suisse Alternative Capital Multi-Strategy Master Fund, LLC
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By (Signature and Title)*      /s/ Egidio Robertiello
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                               Egidio Robertiello, President
                               (Principal Executive Officer)

Date         August 27, 2007
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*Print the name and title of each signing officer under his or her signature.